Going Concern and Management Plans (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Nov. 13, 2017	Sep. 08, 2017	Mar. 31, 2017	Sep. 30, 2016	Jun. 30, 2015
Working capital	$ 2,200,000	$ 8,700,000
Accumulated deficit	21,151,255	16,508,057	$ 6,674,813			$ 14,207,651
Cash and cash equivalents	5,442,036	9,631,520	4,155,444		$ 6,700,000	$ 9,425,699	$ 3,054,308	$ 4,329,496
Contract research and government grants	892,000	$ 469,532	$ 254,834
Revenue from engineering review services	$ 318,000
Subsequent Event [Member]
Cash and cash equivalents				$ 4,700,000